UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Glenn Brightman 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code:
 (713)
626-1919
Date of fiscal year end:
 February 28
Date of reporting period:
 August 31, 2025

Item 1. Reports to Stockholders.
(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule
30e-1
under the Investment Company Act of 1940, as amended (the “Act”) is as follows:

Semi-Annual Report to Shareholders	August 31, 2025
Invesco Municipal Opportunity Trust
NYSE:
VMO

2	Trust Performance

2	Share Repurchase Program Notice

3	Dividend Reinvestment Plan

4	Schedule of Investments

21	Financial Statements

25	Financial Highlights

26	Notes to Financial Statements

31	Approval of Investment Advisory and Sub-Advisory Contracts

33	Proxy Results

Unless otherwise noted, all data is provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/25 to 8/31/25
Trust at NAV	-6.11%
Trust at Market Value	-3.23
S&P Municipal Bond Index ▼ (Broad Market Index)	-0.96
S&P Municipal Bond 5+ Year Investment Grade Index ▼ (Style-Specific Index)	-1.73
Market Price Discount to NAV as of 8/31/25	-4.35
Source(s): ▼ RIMES Technologies Corp.

 The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.
 Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
  The
S&P Municipal Bond Index
is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.
  The
S&P Municipal Bond 5+ Year Investment Grade Index
seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.
  The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).
  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program
In September 2025, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2	Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits
∎	Add to your account:
You may increase your shares in your Trust easily and automatically with the Plan.
∎	Low transaction costs:
Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.
∎	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.
∎	Safekeeping:
The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan
If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
 Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.
If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.
If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting $2.50 per account and a brokerage charge.

3.
You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.
 To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3	Invesco Municipal Opportunity Trust

Schedule of Investments
August 31, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–160.10% (a)
Alabama–2.76%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$ 263,786
Black Belt Energy Gas District (The); Series 2023 B, RB (b)	5.25%	12/01/2030	1,805	1,948,545
Energy Southeast, A Cooperative District; Series 2024 B, RB (b)	5.25%	06/01/2032	1,290	1,385,680
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505) (c)(d)	5.50%	01/01/2043	1,600	1,144,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	4,785,238
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB (b)	4.00%	12/01/2031	1,890	1,883,037
Series 2024 A, RB	5.00%	11/01/2035	2,120	2,194,130
Series 2025 A, RB (b)	5.00%	06/01/2035	1,400	1,439,066
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB (b)	5.50%	12/01/2029	1,790	1,918,609

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (e)	5.25%	05/01/2044	1,045	1,022,535

				17,984,626

Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	427,453

Arizona–3.12%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	97	94,429
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB (e)	5.00%	07/01/2039	1,520	1,443,495
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB (e)	5.00%	07/01/2049	500	432,116
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB (e)	5.00%	12/15/2050	680	578,733
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2048	1,000	989,995
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM) (f)(g)	5.00%	07/01/2046	3,805	3,849,713
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,298,797
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	779,045
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB (e)	5.00%	07/01/2049	280	254,601
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB (e)	5.00%	06/15/2052	455	392,771
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB (e)	5.38%	07/01/2052	1,505	1,338,862
Salt River Project Agricultural Improvement & Power District; Series 2025, RB (g)	5.00%	01/01/2048	4,295	4,401,410
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	4,235	4,430,346
				20,284,313

Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	657,299

California–14.38%
Bay Area Toll Authority; Series 2023 A, VRD Ref. RB (LOC - Barclays Bank PLC) (h)(i)	1.60%	04/01/2055	5,000	5,000,000
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (j)	0.00%	08/01/2028	1,050	986,476
California (State of); Series 2020, GO Bonds (INS -BAM) (f)	3.00%	11/01/2050	2,105	1,512,546
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB (b)	5.00%	04/01/2032	1,870	1,998,226
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB (j)	0.00%	06/01/2055	13,950	1,252,181
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	15	14,491
Series 2020 B-2, Ref. RB (j)	0.00%	06/01/2055	2,115	371,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	$5,315	$ 4,395,422
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,416
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,045	5,044,202
Series 2023-1, RB	4.38%	09/20/2036	1,048	1,052,943
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB (e)	5.00%	06/01/2048	220	199,487
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,732,723
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB (k)	5.00%	12/31/2036	2,115	2,131,878
Series 2018 A, RB (k)	5.00%	12/31/2047	2,550	2,434,971
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $322,249) (d)(e)	5.00%	08/01/2039	320	259,595
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB (e)(k)	5.00%	07/01/2027	685	688,335
Series 2012, RB (e)(k)	5.00%	07/01/2030	275	276,155
Series 2012, RB (e)(k)	5.00%	07/01/2037	2,875	2,875,789
Series 2012, RB (e)(k)	5.00%	11/21/2045	3,365	3,195,395
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB (e)	5.25%	12/01/2056	1,275	1,164,002
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB (b)	5.00%	09/01/2032	1,345	1,442,152
Series 2024, RB (b)	5.00%	10/01/2032	1,610	1,711,440
California State University; Series 2019 A, RB (g)	5.00%	11/01/2049	4,185	4,208,133
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,542,104
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB (e)	3.13%	08/01/2056	1,055	747,894
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	515	511,582
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	960,560
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB (j)	0.00%	06/01/2066	1,955	182,142
Los Angeles (City of), CA Department of Airports; Series 2021, Ref. RB (k)	5.00%	05/15/2046	1,995	1,978,150
Los Angeles County Public Works Financing Authority;
Series 2025, RB (g)	5.25%	12/01/2050	2,640	2,751,605
Series 2025, RB (g)	5.25%	12/01/2054	980	1,019,297
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI) (f)	5.00%	08/01/2050	1,575	1,584,386
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	885,531
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (l)	6.25%	08/01/2043	2,550	2,450,273
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM) (f)	4.13%	08/01/2050	5,000	4,460,849
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	46,824
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGI) (f)	4.13%	08/01/2045	2,000	1,890,257
Regents of the University of California Medical Center;
Series 2022 P, RB (g)(m)	4.00%	05/15/2053	6,915	5,869,452
Series 2022 P, RB	3.50%	05/15/2054	2,570	1,973,941
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS -BAM) (f)	4.00%	08/01/2048	1,565	1,393,606
San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	4.00%	07/01/2051	2,620	2,298,598
San Diego County Regional Airport Authority; Series 2025, RB (g)(k)	5.00%	07/01/2048	3,230	3,197,198
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB (k)	5.00%	05/01/2038	860	872,890
Series 2019 E, RB (k)	5.00%	05/01/2050	2,980	2,912,468
Series 2021 A, Ref. RB (k)	5.00%	05/01/2036	775	809,348
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB (j)	0.00%	06/01/2041	4,410	1,531,575
Tender Option Bond Trust Receipts/Certificates; Series 2025, GO Bonds (e)	10.31%	03/01/2055	1,075	1,218,650
West Contra Costa Unified School District; Series 2005, GO Bonds (INS -NATL) (f)(j)	0.00%	08/01/2026	1,350	1,317,301
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGI) (f)	5.00%	09/01/2026	465	473,937
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds (j)	0.00%	08/01/2032	4,650	3,757,612
				93,590,821

Colorado–6.69%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS -BAM) (f)	4.50%	12/01/2058	3,040	2,726,878

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	$1,060	$ 962,060
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,125,519
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM) (f)	5.38%	12/01/2053	790	813,587
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB (e)	5.00%	12/01/2047	2,140	1,991,812
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	782,485
Series 2022, RB	6.50%	12/01/2053	725	747,219
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	792,309
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,175,902
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,747,617
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,129,044
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds (e)	5.00%	04/01/2035	1,590	1,689,938
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	453,514
Denver (City & County of), CO;
Series 2018 A, Ref. RB (k)	5.00%	12/01/2048	2,230	2,177,374
Series 2018 A, Ref. RB (k)	5.25%	12/01/2048	2,085	2,086,356
Series 2018 A-2, RB (j)	0.00%	08/01/2034	1,675	1,156,710
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	539	447,097
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,231,813
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	957	793,780
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS -BAM) (f)	5.00%	12/01/2053	735	748,942
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	981,039
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	789,027
Penrith Park Metropolitan District;
Series 2025 A, Ref. GO Bonds (INS - BAM) (f)	5.25%	12/01/2040	735	798,825
Series 2025 A, Ref. GO Bonds (INS - BAM) (f)	5.25%	12/01/2045	825	849,167
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	387,813
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	1,560	1,434,758
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,443,671
Severance Shores Metropolitan District No. 4; Series 2025, Ref. GO Bonds	5.75%	12/01/2054	2,145	2,201,080
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	735,705
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	1,065	1,059,152
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.63%	12/01/2054	500	446,090
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI) (f)	4.75%	12/01/2054	1,060	973,426
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	649,276
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,700	1,693,415
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	456,657
Series 2021 A-2, RB (l)	4.50%	12/01/2041	2,610	1,846,838
				43,525,895

Connecticut–2.30%
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2010 A-1, VRD RB (h)	1.85%	07/01/2049	15,000	15,000,000

District of Columbia–2.92%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	741,445
District of Columbia Water & Sewer Authority; Series 2025 C, VRD RB (h)	2.45%	10/01/2060	5,400	5,400,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	3,613,698
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB (k)	5.00%	10/01/2042	1,820	1,822,775
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	1,757,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Washington Metropolitan Area Transit Authority Dedicated Revenue;

Series 2025, RB (g)(m)	5.25%	07/15/2053	$2,780	$2,852,135

Series 2025, RB (g)(m)	5.25%	07/15/2055	2,770	2,847,181
				19,034,778

Florida–13.99%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000) (d)(e)	5.00%	11/15/2061	1,075	764,525
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	514,337
Broward (County of), FL;

Series 2019 A, RB (k)	4.00%	10/01/2049	955	790,586

Series 2019 A, RB (k)	5.00%	10/01/2049	1,325	1,292,333

Series 2022 A, RB	4.00%	10/01/2047	7,340	6,602,660
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	2,661,805
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM) (f)	5.60%	03/01/2048	1,565	1,637,874
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2054	5,385	5,527,093
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	3,165	3,134,372
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	2,000	2,042,126
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,514,825
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);

Series 2024, Ref. RB (b)(e)(k)	12.00%	07/15/2028	975	604,500

Series 2024, Ref. RB (INS - AGI) (f)(k)	5.00%	07/01/2044	2,340	2,243,007

Series 2024, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2053	3,660	3,480,826

Series 2024, Ref. RB (k)	5.50%	07/01/2053	1,100	908,313
Fort Lauderdale (City of), FL; Series 2024, RB (g)	5.50%	09/01/2053	3,200	3,386,808
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,900	2,008,315
Gainesville (City of), FL; Series 2019 A, RB (b)(n)	5.00%	10/01/2029	5	5,485
Greater Orlando Aviation Authority;

Series 2017 A, RB (k)	5.00%	10/01/2052	1,715	1,675,671

Series 2024, RB (k)	5.25%	10/01/2048	2,125	2,160,960
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,046,771
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (k)	5.00%	10/01/2048	3,220	3,165,706
Hillsborough County Industrial Development Authority; Series 2025, RB (g)	5.50%	11/15/2054	4,235	4,405,349
JEA Water & Sewer System Revenue; Series 2025, RB (g)	5.25%	10/01/2055	2,120	2,181,015
Lake (County of), FL (Lakeside at Waterman Village);

Series 2020 A, Ref. RB	5.50%	08/15/2040	890	858,025

Series 2020 A, Ref. RB	5.75%	08/15/2050	360	330,926

Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,200,764
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,476,033
Miami-Dade (County of), FL;

Series 2017 B, Ref. RB (k)	5.00%	10/01/2040	1,700	1,704,311

Series 2021, RB	4.00%	10/01/2051	3,975	3,379,878

Series 2022 A, Ref. RB (k)	5.25%	10/01/2052	1,655	1,643,390

Series 2023 A, Ref. RB (k)	5.00%	10/01/2047	1,065	1,035,769

Series 2025 A, RB (k)	5.50%	10/01/2055	570	585,133

Series 2025, RB (g)	5.00%	07/01/2052	2,970	3,018,303

Subseries 2021 A-2, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	3,200	2,785,553
Miami-Dade (County of), FL Expressway Authority;

Series 2010 A, RB (INS - AGI) (f)	5.00%	07/01/2035	720	720,763

Series 2010 A, RB	5.00%	07/01/2040	6,720	6,707,825
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	3,620	3,657,871
Osceola (County of), FL;

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2052	570	117,795

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2053	3,940	765,919

Series 2020 A-2, Ref. RB (j)	0.00%	10/01/2054	485	88,668
Reunion East Community Development District; Series 2005, RB (c)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,379,731

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	$1,070	$892,388

Sterling Hill Community Development District; Series 2003 A, RB (o)(p)	6.20%	05/01/2035	965	424,447
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,632,792

Tampa (City of), FL; Series 2020 A, RB (j)	0.00%	09/01/2049	7,225	1,919,696
				91,081,244

Georgia–2.92%
Atlanta (City of), GA (Green Bonds); Series 2023, RB (k)	5.25%	07/01/2044	1,470	1,503,847
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	4,230	3,812,784
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,391,941
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	991,748
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,399,785
Main Street Natural Gas, Inc.;

Series 2021 C, RB (b)	4.00%	12/01/2028	1,575	1,598,046

Series 2022 C, RB (b)(e)	4.00%	11/01/2027	1,605	1,604,014

Series 2023 B, RB (b)	5.00%	03/01/2030	2,360	2,500,182

Series 2024 B, RB (b)	5.00%	03/01/2032	2,145	2,303,261

Series 2024 E, RB (b)	5.00%	12/01/2032	1,800	1,927,157
				19,032,765

Hawaii–0.62%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	1,560	1,593,936

State of Hawaii Airports System Revenue; Series 2025, RB (g)(k)	5.50%	07/01/2054	2,385	2,467,285
				4,061,221

Idaho–0.84%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);

Series 2017 A, Ref. RB	5.00%	11/15/2032	450	415,319

Series 2017 A, Ref. RB	5.25%	11/15/2037	625	532,965
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	507,185

Idaho Housing & Finance Association; Series 2025, RB (g)	5.00%	08/15/2049	3,965	4,030,200
				5,485,669

Illinois–3.86%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	460	468,770
Chicago (City of), IL (O’Hare International Airport);

Series 2017 D, RB	5.00%	01/01/2052	1,865	1,857,350

Series 2024 A, RB (k)	5.50%	01/01/2059	2,670	2,719,785
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	888,232
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	874,374
Chicago (City of), IL Park District;

Series 2020 C, GO Bonds (INS - BAM) (f)	4.00%	01/01/2041	1,485	1,321,479

Series 2020 D, GO Bonds (INS - BAM) (f)	4.00%	01/01/2039	1,320	1,223,542
Illinois (State of);

Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,350,376

Series 2017 C, GO Bonds	5.00%	11/01/2029	335	350,972

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,936,248

Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,646,022

Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,142,280
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (k)	8.00%	06/01/2032	460	460,536
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);

Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $77,772) (d)	5.00%	11/01/2040	75	51,938

Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255) (d)	5.00%	11/01/2049	1,550	1,073,375
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,239,549
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,134	807,459

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM) (f)(l)	4.70%	12/15/2037	$1,500	$1,181,149

Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI) (f)	5.25%	06/15/2031	1,530	1,532,897
				25,126,333

Indiana–1.62%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM) (f)	5.63%	07/15/2053	3,165	3,392,926
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	2,659,987
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	159,339
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB (k)	5.75%	08/01/2042	305	305,031
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	1,015	1,038,229
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,175	2,158,738

Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB (b)(k)	4.40%	06/10/2031	785	812,495
				10,526,745

Iowa–1.35%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	525,048
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,595,230
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB (b)(n)	5.00%	12/01/2032	3,480	3,951,462
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	985,658
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	309,883

PEFA, Inc.; Series 2019, RB (b)	5.00%	09/01/2026	1,380	1,403,780
				8,771,061

Kansas–0.27%
Wichita (City of), KS (Presbyterian Manors, Inc.);

Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	821,110

Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	927,389
				1,748,499

Kentucky–1.55%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB (e)(k)	4.70%	01/01/2052	850	753,052
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI) (f)	5.00%	12/01/2047	665	657,480
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);

Series 2015 A, RB	5.00%	07/01/2037	1,410	1,410,459

Series 2015 A, RB	5.00%	07/01/2040	1,250	1,250,008

Series 2015 A, RB	5.00%	01/01/2045	1,695	1,667,828
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB (b)	5.25%	02/01/2032	2,145	2,311,357

Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	2,035	2,047,580
				10,097,764

Louisiana–1.36%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB (e)	3.90%	11/01/2044	965	802,417
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB (k)	5.50%	09/01/2059	3,295	3,206,155
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);

Series 2002 B, RB (b)(n)	5.50%	05/15/2026	2,000	2,042,341

Series 2025, Ref. RB	5.50%	05/15/2050	2,120	2,201,692

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI) (f)	5.00%	10/01/2048	625	620,127
				8,872,732

Maryland–1.15%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	480,649
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	891,625
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,272,167

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	$1,000	$780,294

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,280	1,297,811

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB (k)	5.25%	06/30/2052	1,185	1,126,443

Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB (k)	5.00%	11/12/2028	500	504,915

Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,154,592

				7,508,496

Massachusetts–1.53%
Massachusetts (Commonwealth of); Series 2024, RB (g)	5.00%	06/01/2053	5,835	5,887,303

Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,765,422

Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB (k)	5.00%	07/01/2046	2,340	2,320,180

				9,972,905

Michigan–3.47%
Academy of Warren; Series 2020 A, RB (e)	5.50%	05/01/2050	250	214,938

Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	852,263

Lansing (City of), MI; Series 2024, RB (g)	5.25%	07/01/2054	4,645	4,821,029

Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,626,632

Series 2024, RB (g)	5.50%	11/15/2049	3,965	4,193,774

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	370	367,526

Series 2020, Ref. RB	5.00%	06/01/2045	620	551,044

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	2,640	2,589,308

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB (b)(k)	4.00%	10/01/2026	2,885	2,869,865

Michigan State Housing Development Authority; Series 2025, RB (g)	5.10%	10/01/2053	2,480	2,487,392

				22,573,771

Minnesota–0.98%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	313,215

Series 2017 A, Ref. RB	4.38%	07/01/2052	500	399,249

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	750,762

Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	4,070	4,062,375

St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	477,485

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	377,323

				6,380,409

Mississippi–0.38%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS -BAM) (f)	5.25%	03/01/2055	1,060	1,068,675

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,439,121

				2,507,796

Missouri–2.31%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,380,533

Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,389,599

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (k)	5.00%	03/01/2046	5,985	5,845,682

Series 2019 B, RB (INS - AGI) (f)(k)	5.00%	03/01/2049	1,270	1,249,302

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	540,463

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	386,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	$2,335	$2,333,111

Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB (e)	6.00%	10/01/2049	975	920,293

				15,045,534

Nebraska–2.04%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	5,265	5,361,903

Central Plains Energy Project (No. 5); Series 2022-1, RB (b)	5.00%	10/01/2029	1,075	1,132,035

Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,353,238

Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI) (f)	4.00%	02/01/2051	2,605	2,233,999

Omaha Public Power District; Series 2025, RB (g)(m)	5.25%	02/01/2053	3,145	3,230,671

				13,311,846

Nevada–1.23%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds (g)	5.00%	07/01/2053	6,745	6,824,341

Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB (b)(e)(k)	9.50%	01/01/2033	1,270	1,167,721

				7,992,062

New Hampshire–0.93%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	371	369,096

New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,036	1,977,531

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,105	1,056,367

New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,338,500

Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,312,863

				6,054,357

New Jersey–2.99%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB (k)	5.25%	09/15/2029	410	410,428

Series 2012, RB (k)	5.75%	09/15/2027	350	350,698

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021 QQQ, RB	4.00%	06/15/2036	750	739,577

Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	921,079

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(k)	5.50%	01/01/2027	1,200	1,202,612

Series 2013, RB (k)	5.00%	01/01/2028	1,000	1,001,829

Series 2013, RB (k)	5.38%	01/01/2043	1,320	1,320,643

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,192,126

New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,565	1,629,158

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,589,334

Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,101,308

Series 2018 B, Ref. RB	5.00%	06/01/2046	2,070	1,992,708

				19,451,500

New York–24.34%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.) (e)(i)(k)	5.25%	12/31/2033	520	521,346

Empire State Development Corp; Series 2025, RB (g)	5.00%	03/15/2050	4,655	4,687,129

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	2,789,868

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,516,109

Series 2020 A-1, RB (INS - AGI) (f)	4.00%	11/15/2041	1,480	1,345,139

Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,689,779

Nassau (County of), NY Industrial Development Agency (j)(o)	0.00%	01/01/2058	2,730	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB (k)	4.00%	07/15/2060	$2,975	$2,363,283

Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,094,439

New York (City of), NY;
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,263,316

Series 2025, RB (g)	5.25%	04/01/2047	1,915	1,959,621

Subseries 2022 D-1, GO Bonds (g)	5.25%	05/01/2039	10,260	10,955,806

New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	1,838,603

New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,621,260

Series 2023 F-1, RB	4.00%	02/01/2051	3,230	2,796,083

Series 2024 B, RB	4.38%	05/01/2053	2,790	2,563,286

Subseries 2012 C-4, VRD RB (h)	3.95%	11/01/2036	5,700	5,700,000

New York (State of) Dormitory Authority; Series 2018 E, RB (g)	5.00%	03/15/2046	7,240	7,346,508

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC) (f)	5.50%	05/15/2028	600	650,712

Series 2005 A, RB (INS - AMBAC) (f)	5.50%	05/15/2029	505	561,926

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	3,955,487

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	2,900	2,914,640

New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI) (f)	5.50%	10/01/2054	420	429,025

New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	4,640	4,146,251

Series 2020, RB (g)	4.00%	11/15/2055	10,175	8,596,732

New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI) (f)	5.00%	11/15/2053	2,215	2,232,493

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	6,835	5,843,773

Series 2019 B, RB (INS - AGI) (f)	4.00%	01/01/2050	3,300	2,844,606

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	2,784,073

New York (State of), NY Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,546,353

New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	278,430

Series 2010 A, RB (e)	6.25%	06/01/2041	1,474	1,385,352

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	3,788,170

New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB (e)	5.00%	11/15/2044	7,280	7,074,780

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,120	1,877,194

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB (k)	5.00%	08/01/2026	470	470,013

Series 2016, Ref. RB (k)	5.00%	08/01/2031	2,690	2,690,023

Series 2020, Ref. RB (k)	5.25%	08/01/2031	515	527,953

Series 2020, Ref. RB (k)	5.38%	08/01/2036	1,205	1,231,256

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB (k)	5.00%	01/01/2033	2,670	2,711,997

Series 2018, RB (k)	5.00%	01/01/2034	2,560	2,594,334

Series 2018, RB (k)	5.00%	01/01/2036	2,145	2,162,278

Series 2020, RB (k)	4.38%	10/01/2045	1,485	1,289,888

New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (k)	5.38%	06/30/2060	2,755	2,615,904

Series 2024, RB (k)	5.50%	06/30/2054	1,975	1,916,676

Series 2024, RB (k)	5.50%	06/30/2060	2,035	1,958,645

New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (k)	5.50%	06/30/2059	2,130	2,135,736

Series 2025, RB (k)	6.00%	06/30/2059	2,130	2,181,070

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (k)	5.00%	07/01/2046	5,075	4,806,962

Series 2016 A, RB (k)	5.25%	01/01/2050	3,250	3,094,211

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB (k)	5.00%	12/01/2036	$1,255	$1,309,070

New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB (k)	5.50%	12/31/2060	85	82,295

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB (k)	5.00%	12/01/2038	1,040	1,057,766

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,105	2,131,517

Triborough Bridge & Tunnel Authority;
Series 2021 A-1, Ref. RB	5.00%	05/15/2051	2,205	2,214,637

Series 2025, RB (g)	5.50%	11/15/2053	3,435	3,615,978

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2054	960	956,757

Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	635	661,200

Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB (g)	5.25%	05/15/2062	6,650	6,801,496

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,255,472

				158,434,706

North Carolina–0.40%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,215	1,214,379

North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI) (f)(j)	0.00%	01/01/2051	5,090	1,405,148

				2,619,527

North Dakota–0.37%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,490	1,353,415

Series 2017 C, RB	5.00%	06/01/2053	1,150	1,028,297

				2,381,712

Ohio–6.83%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,085,571

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	5,055	4,077,296

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,105	8,985,149

Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,560	1,575,631

Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB (k)	5.38%	09/15/2027	1,020	1,020,628

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB (e)	5.00%	06/01/2028	605	612,950

Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB (k)	5.50%	01/01/2050	3,575	3,660,382

Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,405,486

Series 2017, Ref. RB	5.50%	02/15/2057	1,070	1,007,626

Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI) (f)	5.25%	12/01/2054	1,225	1,234,527

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,133,313

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	4,190	3,940,770

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,408,374) (c)(d)(e)	6.00%	04/01/2038	1,437	17,960

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,078,291

Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	2,610,776

Ohio State University (The); Series 2023, VRD Ref. RB (h)	2.65%	06/01/2043	10,000	10,000,000

				44,446,356

Oklahoma–2.32%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGI) (f)(j)	0.00%	02/01/2031	1,000	828,037

Series 2002, RB (INS - AGI) (f)(j)	0.00%	02/01/2034	3,970	2,837,952

Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,580,992

Oklahoma (State of) Turnpike Authority;
Series 2023, RB	5.50%	01/01/2053	1,500	1,562,607

Series 2025 A, RB	5.25%	01/01/2050	1,060	1,093,613

Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	982,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oklahoma–(continued)
Oklahoma Turnpike Authority; Series 2025, RB (g)	5.25%	01/01/2050	$1,900	$1,960,250

Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB (k)	5.50%	06/01/2035	430	429,985

Series 2001 C, Ref. RB (k)	5.50%	12/01/2035	815	814,972

				15,090,411

Ontario–0.16%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB (e)	6.00%	10/05/2040	1,030	1,011,848

Oregon–1.03%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	566,970

Oregon (State of); Series 2019, GO Bonds (g)(m)	5.00%	08/01/2044	4,240	4,280,824

Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB (k)	5.50%	07/01/2053	1,815	1,857,885

				6,705,679

Pennsylvania–3.03%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGI) (f)(k)	5.50%	01/01/2048	1,740	1,784,656

Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	916,022

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM) (f)(j)	0.00%	10/01/2036	850	503,421

Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	639,982

Series 2021, RB	5.00%	11/01/2051	865	840,753

Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB (k)	5.25%	06/30/2053	2,565	2,467,393

Series 2022, RB (INS - AGI) (f)(k)	5.00%	12/31/2057	1,285	1,227,498

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	610,253

Series 2023 A-2, RB	4.00%	05/15/2048	695	588,437

Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	1,260	1,276,372

Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,591,393

Series 2021 A, RB	4.00%	12/01/2050	1,155	960,399

Philadelphia (City of), PA; Series 2017 B, Ref. RB (k)	5.00%	07/01/2047	1,310	1,279,638

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,158,758

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB (e)	5.00%	06/15/2050	500	439,472

Philadelphia (City of), PA Authority for Industrial Development (University of the Sciences); Series 2017, RB	5.00%	11/01/2047	1,515	1,428,170

				19,712,617

Puerto Rico–5.47%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,655	2,689,592

Series 2002, RB	5.63%	05/15/2043	1,890	1,919,642

Series 2005 A, RB (j)	0.00%	05/15/2050	7,500	1,448,010

Series 2005 B, RB (j)	0.00%	05/15/2055	3,240	361,640

Series 2008 A, RB (j)	0.00%	05/15/2057	24,030	1,178,405

Series 2008 B, RB (j)	0.00%	05/15/2057	31,765	853,510

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,541,018

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,538,994

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,161,068

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	670,433

Subseries 2022, RN (j)	0.00%	11/01/2043	152	95,560

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI) (f)	5.25%	07/01/2031	4,545	4,590,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (j)	0.00%	07/01/2027	$408	$384,268

Series 2018 A-1, RB (j)	0.00%	07/01/2029	1,890	1,659,542

Series 2018 A-1, RB (j)	0.00%	07/01/2033	2,685	1,966,421

Series 2018 A-1, RB (j)	0.00%	07/01/2046	10,495	3,317,022

Series 2018 A-1, RB (j)	0.00%	07/01/2051	13,770	3,214,134

Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,114,856

Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,499,529

Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,446,810

Series 2019 A-2, RB	4.78%	07/01/2058	1,075	949,683

				35,601,012

Rhode Island–0.54%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,000,340

Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,533,527

				3,533,867

South Carolina–0.94%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB (b)	5.25%	08/01/2031	2,525	2,691,424

South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	630	629,993

South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	645	662,782

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	2,145	2,166,823

				6,151,022

South Dakota–1.02%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,551,374

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,280	1,276,563

South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,360,044

Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,426,513

				6,614,494

Tennessee–3.72%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,546,139

Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,700	1,708,251

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,333,307

Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,298,892

Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB (g)	6.00%	12/01/2054	3,730	4,029,076

Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	3,437,112

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB (k)	5.00%	07/01/2043	1,560	1,538,537

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB (k)	5.00%	07/01/2054	1,210	1,173,968

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,590,255

Tennessee Energy Acquisition Corp.; Series 2021 A, RB (b)	5.00%	11/01/2031	3,190	3,382,639

Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,210,270

				24,248,446

Texas–17.22%
Aubrey Independent School District; Series 2022, GO Bonds (CEP -Texas Permanent School Fund)	4.00%	02/15/2052	1,815	1,554,603

Austin (City of), TX; Series 2022, RB (k)	5.25%	11/15/2047	1,500	1,508,101

Austin Community College District; Series 2025, GO Bonds (g)	5.25%	08/01/2055	3,140	3,218,478

Caddo Mills Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,277,121

Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,228,112

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB (g)(m)	5.50%	02/01/2050	$2,110	$2,204,369

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,337,314

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP -Texas Permanent School Fund)	5.25%	02/15/2049	645	659,256

Coppell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,151,303

County of Harris TX Toll Road Revenue; Series 2025, RB (g)(m)	5.25%	08/15/2054	4,705	4,868,077

Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	1,911,435

Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	4,767,958

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,364,948

Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI) (f)	4.00%	10/01/2049	2,260	1,942,118

Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM) (f)	4.38%	10/01/2053	440	389,981

Series 2023, RB (INS - AGI) (f)	4.25%	10/01/2053	1,815	1,572,812

Series 2024, RB (INS - BAM) (f)	4.38%	10/01/2054	1,260	1,122,344

Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI) (f)(k)	5.25%	07/01/2048	2,195	2,226,474

Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB (k)	5.50%	07/15/2038	530	553,549

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB (k)	4.00%	07/01/2041	740	635,602

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB (k)	5.00%	07/15/2028	625	638,141

Jarrell Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,611,083

Lamar Consolidated Independent School District;
Series 2023 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,095	2,108,826

Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,033,975

Lockhart Independent School District; Series 2023, GO Bonds (CEP -Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,346,247

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,485	1,539,060

Mansfield Independent School District; Series 2025, GO Bonds (CEP -Texas Permanent School Fund) (g)	5.25%	02/15/2055	2,345	2,424,385

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (e)(k)	4.63%	10/01/2031	3,925	3,920,908

New Hope Cultural Education Facilities Finance Corp; Series 2025, RB (g)	5.50%	08/15/2049	4,230	4,424,415

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	5.00%	07/01/2047	1,000	694,433

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $57,734) (c)(d)	7.50%	11/15/2037	65	50,799

Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,738,387) (c)(d)	2.00%	11/15/2061	1,816	462,618

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	795,101

Series 2016, Ref. RB	5.00%	07/01/2046	1,045	915,203

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI) (f)	5.00%	04/01/2046	1,100	1,082,677

New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,825,090

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB (e)	4.00%	08/15/2051	1,280	949,956

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	601,519

Series 2017, Ref. RB	5.00%	01/01/2047	790	719,449

New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	265,819

Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,746,633

Series 2020, RB	5.25%	10/01/2055	2,860	2,443,374

North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,851,177

North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGI) (f)(j)	0.00%	01/01/2028	4,100	3,837,086

Northwest Independent School District; Series 2024, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2049	820	827,252

San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	1,080	1,135,053

Series 2025, RB (g)	5.25%	02/01/2046	1,660	1,715,727

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI) (f)	5.00%	10/01/2032	485	485,599

Series 2011, RB (INS - AGI) (f)	5.00%	10/01/2037	525	525,552

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	$1,025	$929,191

Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,539,483

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,180	3,074,569

Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,768,562

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129) (c)(d)	6.38%	02/15/2048	2,460	1,599,000

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	93,895

Series 2020, Ref. RB	6.75%	11/15/2051	105	87,810

Series 2020, Ref. RB	6.88%	11/15/2055	105	88,003

Texas (State of) Transportation Commission; Series 2019, RB (j)	0.00%	08/01/2044	3,500	1,313,022

Texas (State of) Water Development Board;
Series 2022, RB (g)	5.00%	10/15/2047	4,260	4,330,822

Series 2023 A, RB	4.88%	10/15/2048	3,170	3,201,572

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,180	2,233,128

Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB (k)	5.50%	06/30/2040	2,000	2,067,391

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,468

Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	3,150	2,736,616

Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM) (f)	4.00%	02/15/2053	4,270	3,550,358

				112,094,002

Utah–2.53%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds (e)	4.00%	03/01/2051	500	383,969

Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI) (g)(m)	5.50%	06/01/2050	2,400	2,514,632

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	384,289

Salt Lake City (City of), UT;
Series 2018 A, RB (k)	5.00%	07/01/2048	1,890	1,853,276

Series 2021 A, RB (k)	5.00%	07/01/2046	1,055	1,042,053

Series 2023 A, RB (k)	5.50%	07/01/2053	3,695	3,789,491

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,231,315

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	976,671

Utah Housing Corp; Series 2025, RB (CEP -GNMA) (g)	5.00%	01/01/2054	1,895	1,869,739

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,421,230

				16,466,665

Virginia–3.15%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,314,283

Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI) (f)	5.25%	07/01/2053	1,385	1,394,008

Peninsula Town Center Community Development Authority; Series 2018, Ref. RB (e)	5.00%	09/01/2045	645	603,224

Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	1,963,312

Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,506,238

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB (k)	5.00%	01/01/2038	2,000	2,035,690

Series 2022, Ref. RB (k)	4.00%	07/01/2040	2,050	1,857,361

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB (k)	5.00%	12/31/2047	1,780	1,706,419

Series 2022, Ref. RB (k)	5.00%	12/31/2057	1,005	943,785

Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB (k)	5.00%	12/31/2049	1,480	1,398,330

Series 2017, RB (k)	5.00%	12/31/2056	5,170	4,785,528

				20,508,178

Washington–3.02%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM) (f)	5.50%	12/01/2060	1,150	1,201,596

Kalispel Tribe of Indians; Series 2018 A, RB (e)	5.25%	01/01/2038	1,680	1,701,045

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	$3,515	$3,075,092

Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC) (f)(j)	0.00%	12/01/2029	2,120	1,897,658

Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	1,080	1,104,648

Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,246,564

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,366,562

Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,788,308

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB (e)	5.00%	07/01/2046	550	475,842

Series 2016 A, Ref. RB (e)	5.00%	07/01/2051	455	382,898

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,482	1,399,329

Washington State Housing Finance Commission; Series 2025, RB (INS - BAM) (e)(f)	5.25%	07/01/2064	1,060	1,015,967

				19,655,509

West Virginia–0.48%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (e)	7.50%	06/01/2043	1,040	1,089,859

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,016,341

				3,106,200

Wisconsin–5.61%
Public Finance Authority;
Series 2025, RB (k)	5.75%	12/31/2065	1,070	1,046,923

Series 2025, RB (k)	6.50%	12/31/2065	3,190	3,357,624

Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI) (f)(j)	0.00%	12/15/2050	8,300	2,259,121

Series 2020, RB (INS - AGI) (f)(j)	0.00%	12/15/2060	25,455	4,005,550

Series 2022, RB (e)	5.25%	12/15/2061	2,170	2,002,160

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	3,545	2,944,500

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	2,901,027

Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,561,092

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,002,989

Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	790	795,687

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (e)	6.75%	08/01/2031	1,155	889,350

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB (e)	6.13%	02/01/2050	530	499,651

Series 2022 A, RB (e)	6.13%	02/01/2050	575	541,411

Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB (e)	5.13%	06/15/2039	790	752,091

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (e)	6.38%	01/01/2048	835	375,750

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,154,172

Series 2018 A, RB	5.35%	12/01/2045	2,120	2,125,614

Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB (e)	5.63%	12/15/2030	1,215	1,217,428

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,110,541

Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,075	3,013,184

				36,555,865

Wyoming–0.19%
University of Wyoming; Series 2021 C, RB (INS - AGI) (f)	4.00%	06/01/2044	1,350	1,219,108

Total Municipal Obligations (Cost $1,083,964,805)				1,042,265,118

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Municipal Opportunity Trust

	Shares	Value

Exchange-Traded Funds–0.12%
Invesco Rochester High Yield Municipal ETF (Cost $821,786) (q)	16,131	$801,449

TOTAL INVESTMENTS IN SECURITIES (r) –160.22% (Cost $1,084,786,591)		1,043,066,567

FLOATING RATE NOTE OBLIGATIONS–(18.63)%
Notes with interest and fee rates ranging from 3.25% to 4.12% at 08/31/2025 and contractual maturities of collateral ranging from 05/01/2039 to 05/15/2062 (See Note 1K) (s)		(121,310,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(47.98)%		(312,364,573)

OTHER ASSETS LESS LIABILITIES–6.39%		41,635,360

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$651,027,354

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2025 was $3,274,379, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at August 31, 2025 was $5,423,810, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2025 was $54,466,842, which represented 8.37% of the Trust’s Net Assets.

( f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1K.
(h)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2025.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Zero coupon bond issued at a discount.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $25,589,820. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(n)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the six months ended August 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value August 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$832,327	$-	$-	$(30,878)	$-	$801,449	$19,659

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Municipal Opportunity Trust

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Inc.	6.34%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2025. At August 31, 2025, the Trust’s investments with a value of $165,260,751 are held by TOB Trusts and serve as collateral for the $121,310,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition
By credit sector, based on total investments
As of August 31, 2025

Revenue Bonds	83.01%

General Obligation Bonds	12.49

Other	3.93

Pre-Refunded Bonds	0.57

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities
August 31, 2025
(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,083,964,805)	$1,042,265,118

Investments in affiliates, at value (Cost $821,786)	801,449

Deposit with paying agent for VMTP Shares	62,420,310

Receivable for:
Investments sold	18,889,793

Interest	11,730,370

Investments matured, at value (Cost $253,198)	175,500

Investment for trustee deferred compensation and retirement plans	46,504

Total assets	1,136,329,044

Liabilities:
Floating rate note obligations	121,310,000

Variable rate muni term preferred shares ($0.01 par value, 3,124 shares issued with liquidation preference of $100,000 per share)	312,364,573

Payable for:
Investments purchased	20,484,794

Dividends	177,949

Amount due custodian	29,758,415

Accrued fees to affiliates	83,888

Accrued interest expense	945,162

Accrued trustees’ and officers’ fees and benefits	1,241

Accrued other operating expenses	89,388

Trustee deferred compensation and retirement plans	86,280

Total liabilities	485,301,690

Net assets applicable to common shares	$ 651,027,354

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$829,050,968

Distributable earnings (loss)	(178,023,614)

$651,027,354

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,440,685

Net asset value per common share	$9.65

Market value per common share	$9.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Municipal Opportunity Trust

Statement of Operations
For the six months ended August 31, 2025
(Unaudited)

Investment income:

Interest	$27,672,241

Dividends from affiliates	19,659

Total investment income	27,691,900

Expenses:
Advisory fees	2,958,801

Administrative services fees	49,501

Custodian fees	4,079

Interest, facilities and maintenance fees	8,848,830

Transfer agent fees	20,703

Trustees’ and officers’ fees and benefits	14,605

Registration and filing fees	33,085

Reports to shareholders	41,948

Professional services fees	52,515

Other	5,121

Total expenses	12,029,188

Less: Fees waived	(1,592)

Net expenses	12,027,596

Net investment income	15,664,304

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,736,953))	(13,219,779)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(47,544,814)

Affiliated investment securities	(30,878)

(47,575,692)

Net realized and unrealized gain (loss)	(60,795,471)

Net increase (decrease) in net assets resulting from operations applicable to common shares	$(45,131,167)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets
For the six months ended August 31, 2025 and the year ended February 28, 2025
(Unaudited)

	August 31, 2025	February 28, 2025

Operations:
Net investment income	$15,664,304	$27,975,787

Net realized gain (loss)	(13,219,779)	(2,258,003)

Change in net unrealized appreciation (depreciation)	(47,575,692)	(2,061,358)

Net increase (decrease) in net assets resulting from operations applicable to common shares	(45,131,167)	23,656,426

Distributions to common shareholders from distributable earnings	(25,290,257)	(27,591,101)

Return of capital applicable to common shares	–	(18,133,683)

Total distributions	(25,290,257)	(45,724,784)

Net increase (decrease) in net assets applicable to common shares	(70,421,424)	(22,068,358)

Net assets applicable to common shares:
Beginning of period	721,448,778	743,517,136

End of period	$651,027,354	$721,448,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Municipal Opportunity Trust

Statement of Cash Flows
For the six months ended August 31, 2025
(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(45,131,167)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(186,708,946)

Proceeds from sales of investments	226,213,357

Purchases of short-term investments, net	(48,089,443)

Amortization (accretion) of premiums and discounts, net	(942,058)

Net realized loss from investment securities	13,219,779

Net change in unrealized depreciation on investment securities	47,575,692

Change in operating assets and liabilities:

Decrease in receivables and other assets	330,632

Increase in accrued expenses and other payables	39,677

Net cash provided by operating activities	6,507,523

Cash provided by financing activities:
Increase in payable for amount due custodian	29,758,415

Dividends paid to common shareholders from distributable earnings	(25,301,700)

Proceeds from TOB Trusts	84,370,000

Repayment of TOB Trusts	(39,170,000)

Net cash provided by financing activities	49,656,715

Net increase in cash and cash equivalents	56,164,238

Cash and cash equivalents at beginning of period	6,256,072

Cash and cash equivalents at end of period	$62,420,310

Supplemental disclosure of cash flow information:

Cash paid during the period for interest, facilities and maintenance fees	$8,798,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Municipal Opportunity Trust

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended		Years Ended
	August 31,		February 28,	February 29,		February 28,

	2025		2025	2024		2023	2022	2021

Net asset value per common share, beginning of period	$ 10.70		$ 11.02	$ 10.60		$ 12.80	$ 13.46	$13.94

Net investment income (a)	0.23		0.41	0.41		0.49	0.60	0.64

Net gains (losses) on securities (both realized and unrealized)	(0.90)		(0.05)	0.44		(2.15)	(0.62)	(0.51)

Total from investment operations	(0.67)		0.36	0.85		(1.66)	(0.02)	0.13

Less:
Dividends paid to common shareholders from net investment income	(0.38)		(0.41)	(0.42)		(0.50)	(0.64)	(0.61)

Return of capital	–		(0.27)	(0.01)		(0.04)	–	–

Total distributions	(0.38)		(0.68)	(0.43)		(0.54)	(0.64)	(0.61)

Net asset value per common share, end of period	$ 9.65		$ 10.70	$ 11.02		$ 10.60	$ 12.80	$13.46

Market value per common share, end of period	$ 9.23		$ 9.93	$ 9.61		$ 9.45	$ 11.87	$13.01

Total return at net asset value (b)	(6.11)%		3.92%	8.84	% (c)	(12.67)%	(0.28)%	1.44%

Total return at market value (d)	(3.23)%		10.60%	6.46%		(16.05)%	(4.33)%	8.91%

Net assets applicable to common shares, end of period (000’s omitted)	$651,027		$721,449	$743,517		$715,008	$863,390	$907,693

Portfolio turnover rate (e)	19%		10%	36%		42%	13%	20%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	3.56	% (f)	3.44%	3.68%		2.84%	1.55%	1.86%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.94	% (f)	0.97%	0.95%		0.99%	0.93%	0.99%

Without fee waivers and/or expense reimbursements	3.56	% (f)	3.44%	3.68%		2.84%	1.55%	1.86%

Ratio of net investment income to average net assets	4.64	% (f)	3.81%	3.86%		4.43%	4.39%	4.80%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$312,400		$312,400	$367,600		$367,600	$367,600	$367,600

Asset coverage per preferred share (g)	$308,395		$330,938	$302,263		$294,507	$334,872	$346,924

Liquidating preference per preferred share	$100,000		$100,000	$100,000		$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Amount includes the effect of the Adviser pay-in for an economic loss that occurred on October 4, 2023. Had the pay-in not been made the total return would have been 8.74%.
(d)
Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized.
(g)
Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Municipal Opportunity Trust

Notes to Financial Statements
August 31, 2025
(Unaudited)
NOTE 1–Significant Accounting Policies
Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company.
The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies
.
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Trust could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Trust securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Trust could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income
– Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.
Country Determination
– For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.
Distributions
– The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.
Federal Income Taxes –
The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

26	Invesco Municipal Opportunity Trust

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.
The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Interest, Facilities and Maintenance Fees
– Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”). In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

G.
Accounting Estimates
– The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.
Indemnifications
– Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.
Segment Reporting
– The Trust represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Adviser acts as the Trust’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Trust. The CODM monitors the operating results as a whole, and the Trust’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust’s financial statements.

J.
Cash and Cash Equivalents –
For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), restricted cash, money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

K.
Floating Rate Note Obligations
– The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption
Floating rate note obligations
on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute “covered funds” under the Volcker Rule. As a result of the Volcker Rule, the Trust, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Trust’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

27	Invesco Municipal Opportunity Trust

L.
Other Risks
- The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Trust’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Trust, including its operations, universe of potential investment options, and return potential
. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Trust’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Trust invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Trust’s investments more susceptible to similar social, economic, political or regulatory occurrences
, making the Trust more susceptible to experience a drop in its share price than if the Trust had been more diversified across issuers that did not have similar characteristics.
NOTE 2–Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the
Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to any outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
Further, the Adviser has contractually agreed, through at least August 31, 2026, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned on underlying affiliated investments.
For the six months ended August 31, 2025, the Adviser waived advisory fees of $1,592.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2025, expenses incurred under this agreement are shown in the Statement of Operations as
Administrative services fees.
Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.
Certain officers and trustees of the Trust are officers and directors of Invesco.
NOTE 3–Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$1,041,840,671	$424,447	$1,042,265,118

Exchange-Traded Funds	801,449	–	–	801,449

Total Investments in Securities	801,449	1,041,840,671	424,447	1,043,066,567

Other Investments - Assets

Investments Matured	–	175,500	–	175,500

Total Investments	$801,449	$1,042,016,171	$424,447	$1,043,242,067

28	Invesco Municipal Opportunity Trust

NOTE 4–Security Transactions with Affiliated Funds
The Trust is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended August 31, 2025, the Trust engaged in securities purchases of $104,550,180 and securities sales of $96,605,053, which resulted in net realized gains (losses) of $(2,736,953).
NOTE 5–Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits
include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and
“Trustees’ and Officers’ Fees and Benefits”
includes amounts accrued by the Trust to fund such deferred compensation amounts.
NOTE 6–Cash Balances and Borrowings
The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption
Amount due custodian
. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2025 were $87,623,571 and 6.12%, respectively.
NOTE 7–Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.
Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Trust had a capital loss carryforward as of February 28, 2025, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$56,304,211	$55,450,741	$111,754,952

*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2025 was $195,052,286 and $245,101,803, respectively. As of August 31, 2025, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$11,563,956

Aggregate unrealized (depreciation) of investments	(54,918,115)

Net unrealized appreciation (depreciation) of investments	$(43,354,159)

 Cost of investments for tax purposes is $1,086,596,226.
NOTE 9–Common Shares of Beneficial Interest
Transactions in common shares of beneficial interest were as follows:

	Six Months Ended August 31,	Year Ended February 28,
	2025	2025

Beginning shares	67,440,685	67,440,685

Shares issued through dividend reinvestment	–	–

Ending shares	67,440,685	67,440,685

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

29	Invesco Municipal Opportunity Trust

NOTE 10–Variable Rate Muni Term Preferred Shares
The Trust issued Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. As of August 31, 2025, the VMTP Shares outstanding were as follows:

Issue Date	Shares Issued	Term Redemption Date	Extension Date

05/09/2012	3,124	12/01/2027	06/01/2024

VMTP Shares are a variable-rate form of preferred shares with a mandatory redemption date, unless earlier redeemed, repurchased or extended, and are considered debt for financial reporting purposes. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends and a redemption premium, if any. Starting six months prior to the term redemption date, the Trust will be required to earmark assets having a value equal to 110% of the redemption amount.
The Trust incurs costs in connection with the issuance and/or the extension of the VMTP Shares. These costs are recorded as a deferred charge and are amortized over the term life of the VMTP Shares. Amortization of these costs is included in
Interest, facilities and maintenance fees
on the Statement of Operations, and the unamortized balance is included in the value of
Variable rate muni term preferred shares
on the Statement of Assets and Liabilities.
Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2025, the dividend rate is equal to the SIFMA Index plus a spread of 1.23%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2025 were $312,400,000 and 3.90%, respectively.
The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shares. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remains unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.
The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption
Variable rate muni term preferred
shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of
Interest, facilities and maintenance fees
on the Statement of Operations.
NOTE 11–Dividends
The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2025:

Declaration Date	Amount per Share	Record Date	Payable Date

September 2, 2025	$0.0625	September 16, 2025	September 30, 2025

October 1, 2025	$0.0625	October 16, 2025	October 31, 2025

NOTE 12–Subsequent Event
On July 28, 2025, the Board of Trustees of the Trust approved the following changes to the VMTP Shares.
On September 4, 2025, the Trust redeemed 624 Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share, and paid holders of the VMTP shares of record as of September 3, 2025, the redemption price, including accumulated but unpaid dividends, on such date, in connection with the partial redemption.

30	Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 16, 2025, the Board of Trustees (the Board or the Trustees) of Invesco Municipal Opportunity Trust (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH*, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2025. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the Board’s annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process). In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on May 6, 2025 and June 16-18, 2025, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities including with respect to investors focused on short-term profits. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.	Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2024 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year

31	Invesco Municipal Opportunity Trust

periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.
C.	Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.	Economies of Scale and Breakpoints
The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.
The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.
*Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH merged into Invesco Management S.A.

32	Invesco Municipal Opportunity Trust

Proxy Results
A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on August 12, 2025. The Meeting was held for the following purpose:
(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.
(2). Election of Trustees by Preferred Shareholders voting as a separate class.
The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Against/Withheld

(1).	Cynthia Hostetler	51,129,179.67	4,777,110.45
	Eli Jones	51,270,579.31	4,635,710.81
	Daniel S. Vandivort	51,178,359.28	4,727,930.85
	James “Jim” Liddy	51,187,519.31	4,718,770.81
(2).	Prema Mathai-Davis	3,124.00	0.00

33	Invesco Municipal Opportunity Trust

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Correspondence information
Send general correspondence to Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078

Trust holdings and proxy voting information
The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.
Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-06567	VK-CE-MOPP-SAR-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semi-annual report.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)

As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

19(a)(1) Not applicable.

19(a)(2) Not applicable.

19(a)(3) Certifications of the Registrant’s PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

19(a)(4) Not applicable.

19(a)(5) Not applicable.

19(b) Certifications of Registrant’s PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Municipal Opportunity Trust

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer

Date: November 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Glenn Brightman

Name:	Glenn Brightman
Title:	Principal Executive Officer
Date: November 7, 2025

By:	/s/ Adrien Deberghes

Name:	Adrien Deberghes
Title:	Principal Financial Officer

Date: November 7, 2025